TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
TRADE RECEIVABLES

6.      TRADE RECEIVABLES

		Consolidated
	12/31/2023	12/31/2022
Trade receivables
Third parties
Domestic market	1,525,773	1,636,804
Foreign market	1,801,677	1,720,056
	3,327,450	3,356,860
Estimated losses on doubtful debts	(226,053)	(232,830)
	3,101,397	3,124,030
Related parties (Note 22 b)	168,367	109,134
	3,269,764	3,233,164

The composition of the gross balance of accounts receivable from third party customers is shown as follows:

		Consolidated
	12/31/2023	12/31/2022
Current	2,938,483	2,934,057
Past-due up to 30 days	129,846	163,959
Past-due up to 180 days	36,568	54,452
Past-due over 180 days	222,553	204,392
	3,327,450	3,356,860

The changes in expected credit losses are as follows:

		Consolidated
	12/31/2023	12/31/2022
Opening balance	(232,830)	(236,927)
Loss estimated	(2,959)	(87)
Recovery and write-offs of receivables	9,736	13,197
Consolidation in the acquisition of companies		(9,013)
Closing balance	(226,053)	(232,830)

Accounting Policy

Accounts receivable are initially recognized by the transaction price, provided they do not contain financing components, and subsequently measured at amortized cost. When applicable, it is adjusted to present value including the respective taxes and ancillary expenses, and customer credits, in foreign currency, are restated at the exchange rate on the date of the financial statements.

The Company measures credit losses annually expected for the instrument, where it considers all possible loss events over the lifetime of its receivables, using a loss rate matrix by maturity range adopted by the Company, from the initial moment (recognition) of the asset. This model considers the customer’s history, default rate, financial situation and the position of its legal advisors to estimate expected credit losses.

The Company performs operations relating to assignment of receivables without co-obligation in which, after the assignment of trade notes/bills from the customer and receipt of funds arising from the closing of each operation, CSN settles the accounts receivable and relieves itself entirely of the operation’s credit risk.